Share capital and share premium (Tables)	12 Months Ended
Dec. 31, 2025
Statements [Line Items]
Summary of Share Capital and Share Premium

	Number of shares 000s	Share capital £m	Share premium £m

At 1 January 2024	697,299	174	2,642

Issue of ordinary shares – share option schemes	955	–	7

Buyback of equity	(31,989)	(8)	–

At 31 December 2024	666,265	166	2,649

Issue of ordinary shares – share option schemes	1,447	–	9

Buyback of equity	(31,897)	(8)	–

At 31 December 2025	635,815	158	2,658